PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PRINCIPAL SUBSIDIARIES

As of December 31, 2024, the Company’s significant subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Yunji Holding Limited	Hong Kong	December 20, 2017	100%	Investment holding
Zhejiang Youji Supply Chain Management Co., Ltd.	Hangzhou	November 30, 2016	100%	Procurement
Zhejiang Jiyuan Network Technology Co., Ltd.	Hangzhou	August 14, 2018	100%	Sales of merchandise
Yunji Hongkong Limited	Hong Kong	August 25, 2015	100%	Sales of merchandise
Hangzhou Yunchuang Sharing Network Technology Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Desking technology (HK) Co., Limited	Hong Kong	July 26, 2016	100%	Investment holding and Financing solution
Zhejiang Yunxuan Supply Chain Management Co., Ltd.	Hangzhou	August 9, 2018	100%	Procurement
Zhejiang Fengji Technology Co., Ltd.	Hangzhou	June 2, 2020	100%	Real estate investment
Hangzhou Yunlian Technology Information Co., Ltd.	Hangzhou	January 4, 2024	100%	Real estate investment
Zhejiang Yunding Technology Information Co., Ltd.	Hangzhou	January 5, 2024	100%	Real estate investment

SCHEDULE OF VARIABLE INTEREST ENTITIES

As of December 31, 2024, the Company’s consolidated VIE and its principal subsidiaries are as follows:

	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

VIE and the VIE’s principal subsidiaries
Zhejiang Yunji Preferred E-Commerce Co., Ltd.	Hangzhou	June 13, 2018	100%	Investment holding
Zhejiang Jixiang E-commerce Co., Ltd. (“Jixiang”)	Hangzhou	August 14, 2018	100%	E-Commerce
Ningbo Meishan Bonded Port Zone Jichuang Taihong Venture Capital Partnership (Limited Partnership) (“Jichuang Taihong”)	Ningbo	January 15, 2019	99.75%	Investment holding
Hangzhou Jiweixiang Food Co., Ltd.	Hangzhou	May 8, 2020	100%	Distribution sales
Yunji Sharing Technology Co., Ltd. (“Yunji Sharing”)	Hangzhou	March 5, 2018	100%	Investment holding

SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET

	As of December 31,
	2023	2024
	RMB	RMB

Cash and cash equivalents	20,176	24,713
Restricted cash	27,169	22,465
Accounts receivable, net	60,608	55,637
Advance to suppliers	1,774	780
Inventories, net	2,491	1,608
Amounts due from the Group companies (1)	530,998	524,755
Amounts due from related parties	407	412
Prepaid expense and other current assets	58,441	45,858
Property, equipment and software, net	2,430	1,376
Long-term investments	206,152	205,795
Operating lease right-of-use assets	-	517
Other non-current assets	5,485	5,215
Total assets	916,131	889,131

Accounts payable	48,198	19,505
Deferred revenue	6,836	6,409
Incentive payables to members	124,889	66,039
Members management fee payable	3,066	884
Other payable and accrued liabilities	65,587	62,659
Amounts due to the Group companies (2)	727,459	877,561
Amounts due to related parties	2,303	1,411
Operating lease liabilities - current	-	213
Operating lease liabilities - non-current	-	223
Total liabilities (3)	978,338	1,034,904

(1)	Amounts due from the Group companies primarily consisted of inter-company receivables for the sales of goods and the rendering of services made by the VIE and the VIE’s subsidiaries on behalf of other Group companies.

(2)	Amounts due to the Group companies primarily consisted of inter-company payables for the purchase of goods and services made by other Group companies on behalf of the VIE and the VIE’s subsidiaries.

(3)	Amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary is RMB 250,879 and RMB 157,343 as of December 31, 2023 and 2024, respectively

(4)	“VIE” referred to Zhejiang Yunji Preferred E-Commerce Co., Ltd., or Yunji Preferred, the variable interest entity, and, as the context requires, Hangzhou Chuanchou Network Technology Co., Ltd. and Yunji Sharing Technology Co., Ltd., the former variable interest entities.

SCHEDULE OF RISKS IN RELATION IN FINANCIAL STATEMENTS

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Revenues:
Third-party revenues	349,259	316,382	234,870
Intra-Group revenues	229,562	91,657	27,815
Total revenues	578,821	408,039	262,685
Operating cost and expenses:
Third-party operating cost and expenses	(478,245)	(272,602)	(204,467)
Intra-Group operating cost and expenses	(178,573)	(142,717)	(109,726)
Total operating cost and expenses	(656,818)	(415,319)	(314,193)
Net loss	(75,329)	(7,276)	(51,435)

Net cash provided by transactions with external parties	692,648	231,606	35,563
Net cash used in transactions with intra-Group entities	(698,690)	(453,916)	(62,677)
Net cash used in operating activities	(6,042)	(222,310)	(27,114)

Net cash provided by transactions with external parties	5,216	9,028	82
Net cash generated by transactions with intra-Group entities	60,000	118,831	18,588
Net cash generated by investing activities	65,216	127,859	18,670

Net cash used in transactions with external parties	(41,019)	(16,379)	(10,683)
Net cash provided by transactions with intra-Group entities	4,250	1,500	18,700
Net cash (used in)/generated by financing activities	(36,769)	(14,879)	8,017
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,127	301	260
Net increase/(decrease) in cash, cash equivalents and restricted cash	23,532	(109,029)	(167)
Cash, cash equivalents and restricted cash at beginning of year	132,842	156,374	47,345
Cash, cash equivalents and restricted cash at end of year	156,374	47,345	47,178